Related party disclosures	12 Months Ended
Dec. 31, 2022
Related party disclosures [Abstract]
Related party disclosures
17.	Related party disclosures

Compensation to key management personnel of the Company:

($000s)	2022	2021
Compensation of directors:
Directors’ fees	560	431
Stock-based compensation	675	704
	1,235	1,135

Compensation of key management personnel:
Salaries and consulting fees	7,892	5,773
Stock-based compensation	2,026	2,226
	9,918	7,999
	11,153	9,134

During year ended December 31, 2022 and 2021, there were no payments to related parties other than compensation paid to key management personnel. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.